BLACKROCK FUNDS II
BLACKROCK INFLATION PROTECTED BOND PORTFOLIO

SUPPLEMENT DATED JULY 16, 2010
TO THE PROSPECTUS DATED JANUARY 28, 2010

The following changes are made to the Prospectus of BlackRock Inflation Protected Bond Portfolio (“Inflation Protected Bond Portfolio” or the “Fund”), a series of BlackRock Funds II.

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Portfolio Managers” is amended to add the following:

	Portfolio Manager
Name	of the Fund Since	Title

Martin Hegarty	2010	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the Inflation Protected Bond Portfolio” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Inflation Protected Bond Portfolio is managed by a team of financial professionals. Martin Hegarty, Brian Weinstein and Stuart Spodek are the portfolio managers and are jointly and primarily responsible for the day-today management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Inflation Protected Bond Portfolio is managed by a team of financial professionals. Martin Hegarty, Brian Weinstein and Stuart Spodek are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Martin Hegarty	Responsible for the day-to-day	2010	Managing Director of BlackRock, Inc.
	management of the Fund’s portfolio		since 2010; co-head of BlackRock’s
	including setting the Fund’s overall		Global Inflation-Linked Portfolios since
	investment strategy and overseeing the		2010; Director of Bank of America
	management of the Fund.		Merrill Lynch from 2005 to 2009; Vice
President of Bank of America Merrill
Lynch from 2003 to 2005.

Brian Weinstein	Responsible for the day-to-day	2005	Managing Director of BlackRock, Inc.
	management of the Fund’s portfolio		since 2008; co-head of BlackRock’s
	including setting the Fund’s overall		Global Inflation-Linked Portfolios;
	investment strategy and overseeing the		Director of BlackRock, Inc. in 2007;
	management of the Fund.		Vice President of BlackRock, Inc.
from 2005 to 2006.

Stuart Spodek	Responsible for the day-to-day	2004	Managing Director of BlackRock, Inc.
	management of the Fund’s portfolio		since 2002; Head of US Short Duration
	including setting the Fund’s overall		Portfolios within BlackRock’s Fixed
	investment strategy and overseeing the		Income Portfolio Management Group
	management of the Fund.		since 2009.

Shareholders should retain this Supplement for future reference.

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